Trade Accounts Receivable, Net	12 Months Ended
Dec. 31, 2023
Trade Accounts Receivable, Net
Trade Accounts Receivable, Net
7.	Trade Accounts Receivable, Net

Current trade accounts receivable, net as of December 31, 2023 and 2022, consisted of:

	2023		2022
Trade accounts receivable	Ps.	9,905,609	Ps.	10,489,336
Allowance for expected credit losses		(1,774,151)		(2,032,034)
	Ps.	8,131,458	Ps.	8,457,302

Non-current trade receivables as of December 31, 2023 and 2022, amounted to Ps.428,701 and Ps.438,376, respectively, and consisted of non-current trade accounts receivable in our Cable Segment.

As of December 31, 2023 and 2022, the aging analysis of the current trade accounts receivable that were past due is as follows:

	2023		2022
1 to 90 days	Ps.	1,748,442	Ps.	2,350,853
91 to 180 days		1,062,010		1,066,211
More than 180 days		1,593,684		1,811,592

The carrying amounts of the Group’s trade accounts receivable denominated in other than peso currencies are as follows:

	2023		2022
U.S. dollar	Ps.	330,912	Ps.	338,123
Other currencies		660		6,077
At December 31	Ps.	331,572	Ps.	344,200

Changes in the allowance for expected credit losses of trade accounts receivable were as follows:

	2023		2022
At January 1	Ps.	(2,032,034)	Ps.	(3,361,658)
Expected credit losses		(1,063,651)		(1,189,594)
Write-off of receivables		1,321,534		1,576,375
Reclassifications		—		(40,018)
Disposed operations		—		982,861
At December 31	Ps.	(1,774,151)	Ps.	(2,032,034)

The maximum exposure to credit risk of the trade accounts receivable as of December 31, 2023 and 2022 is the carrying amount of each class of receivables (see Note 4).